Income Taxes (Details Textual) (USD $)	12 Months Ended
Dec. 31, 2014
Operating Loss Carryforwards [Line Items]
Statutory federal tax rate	34.00%
Operating loss carry forwards expiration period	2022 to 2034
Federal [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	4,547,000
State [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	3,351,000